PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Contingent asset (Details) ₺ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TRY (₺) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TRY (₺)
Contingent asset
Letters of guarantee provided to public institutions and suppliers	₺ 1,339,773		₺ 1,533,365
Outstanding purchase commitments	323,051		₺ 174,050
TurkCommerce B.V.
Contingent asset
Contingent asset	₺ 74,460	$ 3,975
Legal disputes
Contingent asset
Number of favourable decisions received | item	10
Amount awarded	₺ 8,500
Contingent asset	₺ 19,400
Number of appeals made by the tax authority against to favourable decisions | item	1